Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss	$ (2,447,320)	$ (972,898)	$ (7,917,853)	$ (4,044,971)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,323	1,790	12,241	35,366
Stock-based compensation	82,772	81,442	604,976	326,644
Change in fair value of warrants	(19,807)		(475,422)
Increase (decrease) in operating assets and liabilities:
Grants receivable	(155,195)		(84,344)	19,845
Other receivables	2,275		28,316
Prepaid expenses - clinical operations				539,633
Prepaid expenses and other	44,474	(11,559)	(117,004)	13,061
Accounts payable	753,184	212,040	1,246,270	21,946
Accrued clinical operations and site costs	22,847	(302,773)	(279,413)	128,485
Accrued compensation	88,434	(80,123)	(789,014)	80,138
Related party liabilities				45,000
Other accrued expenses	200,483		109,228	(16,365)
Net cash used in operating activities	(1,423,530)	(1,072,081)	(7,662,019)	(2,851,218)
Investing activities
Purchases of property and equipment	(28,867)	(1,153)	(44,807)	(8,718)
Proceeds from acquisition of Telik, Inc.			1,497,283
Net cash used in investing activities	(28,867)	(1,153)	1,452,476	(8,718)
Financing activities
Issuances of preferred stock, net of issuance costs		2,973,655	2,973,655	2,792,993
Issuances of common stock, net of issuance costs	4,714,726		2,884,333
Net cash provided by financing activities	4,714,726	2,973,655	7,332,432	2,792,993
Net change in cash and cash equivalents	3,262,329	1,900,421	1,122,889	(66,943)
Cash and cash equivalents at beginning of year	1,477,143	354,254	354,254	421,197,000
Cash and cash equivalents at end of year	4,739,472	2,254,675	1,477,143	354,254
Supplemental disclosures of cash flow information:
Cash paid during the period for income taxes			800	1,526
Supplemental disclosures of non-cash investing and financing information:
Deemed dividend on beneficial conversion feature for preferred stock	17,852,921	2,214,910	2,214,911	691,812
Accretion of redemption value for Series A-1 and B preferred stock	93,234	31,934	444,992
Issuance of common stock for accounts payable		240,000	240,000
Goodwill on acquisition of Telik, Inc.			6,826,003
Conversion of Series A-1 redeemable preferred stock into common stock	162,968
Conversion of Series C preferred stock to common stock	966
Conversion of Series B preferred stock to common stock	160,380
Exchange of Series A-1 preferred stock and warrants into common stock and Series D preferred stock	13,111,280
Exchange of Series B preferred stock and warrants into common stock and Series D preferred stock	10,451,784
Acquisition of MabVax Therapeutics Holdings in relation to the merger			4,705,726
Warrants exercised to purchase common stock on a cashless basis to purchase 488,659 shares of common stock. See Note 7.			$ 4,887